Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock Based Compensation [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity:

	Shares	Exercise Price
Outstanding at
January 1, 2012	347,789	$0.91 - 1.01
Granted	134,243	$0.91 - 1.01
Exercised	-	$-
Forfeited	(6,762)	$0.91
Outstanding at
December 31, 2012	475,270	$0.91 - 1.01
Granted	204,499	$0.91 - 3.00
Exercised	-	$-
Forfeited	-	$-
Outstanding at
December 31, 2013	679,769	$0.91 - 3.00

Summary of Options Outstanding by Exercise Price

Summarized information about stock options outstanding as of December 31, 2013 is as follows:

	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.91 - 1.01	491,180	3.99	$0.94	265,232	$0.93
$3.00	188,589	9.79	$3.00	2,983	$3.00

Summary of Nonvested Option Activity

A summary of status of the Company's non-vested stock options for the year ended December 31, 2013 is as follows:

	Nonvested Shares Under Option	Weighted Average Grant Date Fair Value

Nonvested at January 1, 2013	295,070	$0.37
Granted	204,499	$1.68
Vested	(103,482)	$0.62
Forfeited	-	$-

Nonvested at December 31, 2013	396,087	$0.94